SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7 - SUBSEQUENT EVENTS

On August 29, 2022, the Company's Board of Directors approved the award of options to purchase 33,138 ordinary shares to certain employees. The options have an exercise price equal to the higher of the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the applicable grant date and the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the applicable grant date.